U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing
Form.
	Please print or type.



1.	Name and address of issuer:  COMMAND
Government Fund, 100 Mulberry Street,
Gateway Center Three, Newark, NJ 07102-
4077.

2.  	Name of each series or class of
securities for which 	this Form is
filed (If the Form is being filed for all
	series and classes of securities of the
issuer, check 	the box but do not list
series or classes): [ ]

3.	Investment Company Act File Number:
811-3251.
Securities Act File Number: 32-73901.

4.(a).Last day of fiscal year for which this notice is filed: June 30, 2000.

  (b).[ ] Check box if this Form is being
filed late (i.e. more than 90 calendar
days after the end of the issuer's
fiscal year). (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the
registration fee due.

  (c) [ ] Check box if this is the last time the issuer will be filing this Form.

     5.	Calculation of registration fee:
(i) Aggregate sale price of securities
sold during the fiscal year in
reliance on rule 24(f):
		$3,383,423,664

(ii) Aggregate price of securities redeemed
or repurchased during the fiscal year
(if applicable):
	$3,417,970,933

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11,1995 that were not previously used to reduce registration fees payable to the Commission.
		 $ -0-


(iv) Total available redemption credits
[add items 5(ii) and 5(iii)].
	$3,417,970,933

 (v) Net sales - If item 5(i)is greater
than Item 5 (iv) [subtract item 5(iv)
from item 5(i).
			$ -0-

(vi) Redemption credits available for use
in future years.
-if item 5(i)is less than item 5(iv)
[subtract item 5(i)from item (5(iv)]
	$34,547,269

(vii) Multiplier for determining registration fee. (See instruction C.9):
		X .000264

(viii) Registration fee due [multiply item
5(v) by item 5 (vii)] enter "0" if
no fee is due.
		=$ -0-

6.  Prepaid Shares
If the response to item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before October
11, 1997, then report the amount of
securities (number of shares or other
units) deducted here: -0- . If there is
a number of shares or other units that
were registered pursuant to rule 24e-2
remaining unsold at the end of the
fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7.  Interest due - if this Form is being
filed
more than 90 days after the end of the
issuer's fiscal year (See Instruction D):
		+$ -0-

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
			=$ -0-

9.  Date the registration fee and any
interest
payment was sent to the Commission's lockbox depository:

Method of Delivery:
			[ ] Wire Transfer
			[ ] Mail or other means




	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title) /s/ Robert C.
Rosselot
						    Robert C.
Rosselot
						    Secretary



	Date: September 25, 2000














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